INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2021 R$ / $ $ / T
INTANGIBLE
Nominal rate (percentage)	3.14%
Discount rate, based on WACC (as a percent)	8.50%
2022
INTANGIBLE
Average exchange rate | R$ / $	5.24
Discount rate (pos-tax)	8.50%
Discount rate (pre-tax)	11.90%
2023
INTANGIBLE
Average exchange rate | R$ / $	5.10
Discount rate (pos-tax)	8.50%
Discount rate (pre-tax)	11.90%
2024
INTANGIBLE
Average exchange rate | R$ / $	5.08
Discount rate (pos-tax)	8.50%
Discount rate (pre-tax)	11.90%
2025
INTANGIBLE
Average exchange rate | R$ / $	5.43
Discount rate (pos-tax)	8.50%
Discount rate (pre-tax)	11.90%
2026
INTANGIBLE
Average exchange rate | R$ / $	5.19
Discount rate (pos-tax)	8.50%
Discount rate (pre-tax)	11.90%
Asia | 2022
INTANGIBLE
Net average pulp price	514.9
Asia | 2023
INTANGIBLE
Net average pulp price	595.7
Asia | 2024
INTANGIBLE
Net average pulp price	607.2
Asia | 2025
INTANGIBLE
Net average pulp price	546.2
Asia | 2026
INTANGIBLE
Net average pulp price	550.0
Europe | 2022
INTANGIBLE
Net average pulp price	571.5
Europe | 2023
INTANGIBLE
Net average pulp price	545.7
Europe | 2024
INTANGIBLE
Net average pulp price	597.8
Europe | 2025
INTANGIBLE
Net average pulp price	535.2
Europe | 2026
INTANGIBLE
Net average pulp price	550.0
North America | 2022
INTANGIBLE
Net average pulp price	613.4
North America | 2023
INTANGIBLE
Net average pulp price	592.6
North America | 2024
INTANGIBLE
Net average pulp price	649.2
North America | 2025
INTANGIBLE
Net average pulp price	581.2
North America | 2026
INTANGIBLE
Net average pulp price	597.3
Latin America | 2022
INTANGIBLE
Net average pulp price	609.5
Latin America | 2023
INTANGIBLE
Net average pulp price	582.7
Latin America | 2024
INTANGIBLE
Net average pulp price	638.3
Latin America | 2025
INTANGIBLE
Net average pulp price	571.4
Latin America | 2026
INTANGIBLE
Net average pulp price	587.3
Domestic (Brazil) | 2022
INTANGIBLE
Net average pulp price	536.7
Domestic (Brazil) | 2023
INTANGIBLE
Net average pulp price	504.3
Domestic (Brazil) | 2024
INTANGIBLE
Net average pulp price	552.4
Domestic (Brazil) | 2025
INTANGIBLE
Net average pulp price	494.6
Domestic (Brazil) | 2026
INTANGIBLE
Net average pulp price	508.3